Acquisitions (Tables)	12 Months Ended
Sep. 30, 2014
Cato [Member]
Fair Value of Assets and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

(Millions of dollars)
Developed technology	$9
Other intangibles	4
Other assets	1

Total identifiable assets acquired	14

Liabilities assumed	(2)

Net identifiable assets acquired	12
Goodwill	11

Net assets acquired	$23

Safety Syringes [Member]
Fair Value of Assets and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

(Millions of dollars)
Developed technology	$69
Other intangibles	5
Property, plant and equipment, net	7
Trade receivables, net	7
Other	7

Total identifiable assets acquired	93

Liabilities assumed	(4)

Net identifiable assets acquired	90
Goodwill	34

Net assets acquired	$124

Sirigen Group Limited [Member]
Fair Value of Assets and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

(Millions of dollars)
Patent	$11
Developed technology	19
Acquired in-process research and development	12
Deferred tax assets	3
Other	1

Total identifiable assets acquired	45

Deferred tax liabilities	(14)
Other	(1)

Total liabilities assumed	(15)

Net identifiable assets acquired	30
Goodwill	34

Net assets acquired	$64

KIESTRA Lab Automation BV [Member]
Fair Value of Assets and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

(Millions of dollars)
Developed technology	$13
Acquired in-process research and development	7
Other intangibles	5
Property, plant and equipment	5
Other	10

Total identifiable assets acquired	40

Deferred tax liabilities	(6)
Other	(12)

Total liabilities assumed	(18)

Net identifiable assets acquired	22
Goodwill	35

Net assets acquired	$58